Stockholders' equity (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Dilutive effect in the conversion of the convertible notes
Income available to preferred stockholders	$ 2,521	$ 2,664	$ 1,461	$ 5,185	$ 2,095
Income available to common stockholders	$ 3,931	$ 4,162	$ 2,244	$ 8,093	$ 3,214
Common stock
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding (in shares)	3,227,765	3,227,765	3,209,091	3,227,765	3,204,434
Earnings per share (in dollars per share)	$ 1.22	$ 1.29	$ 0.70	$ 2.51	$ 1.00
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 1.22	$ 1.29	$ 0.70	$ 2.51	$ 1.03
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)
Preferred Class A
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding (in shares)	2,056,215	2,056,215	2,083,025	2,056,215	2,080,557
Earnings per share (in dollars per share)	$ 1.22	$ 1.29	$ 0.70	$ 2.51	$ 1.01
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 1.22	$ 1.29	$ 0.70	$ 2.51	$ 1.04
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)